PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.4%
Asset-Backed Securities 17.9%
Collateralized Loan Obligations 16.7%
Anchorage Capital Europe CLO (Ireland), Series 1A, Class A2R, 144A	1.000%	01/15/31	EUR	500	$562,206
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.264(c)	10/20/31		250	249,922
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.228(c)	05/17/31		500	499,720
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.191(c)	10/15/30		250	249,813
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.424(c)	07/20/34		535	534,996
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.334(c)	04/20/31		250	249,911
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	1.181(c)	07/18/30		500	500,000
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	1.441(c)	10/20/34		250	249,998
Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.061(c)	10/20/34		250	249,995
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	1.489(c)	10/23/34		250	249,854
Series 2019-10A, Class BR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.159(c)	10/23/34		250	249,819

Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.091(c)	10/15/34		250	250,001
					4,096,235
Consumer Loans 1.2%
Lendmark Funding Trust, Series 2021-02A, Class C, 144A	3.090	04/20/32		100	98,212

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, Series 2021-01A, Class B, 144A	1.950%	06/16/36	100	$96,786
Oportun Funding XIV LLC, Series 2021-A, Class C, 144A	3.440	03/08/28	100	100,649
				295,647

Total Asset-Backed Securities (cost $4,410,253)				4,391,882
Commercial Mortgage-Backed Securities 14.3%
AOA Mortgage Trust, Series 2021-1177, Class XCP, 144A	0.070(cc)	10/15/38	113,600	56,187
BANK, Series 2020-BN25, Class A4	2.399	01/15/63	600	592,026
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class E, 144A, 1 Month LIBOR + 1.951% (Cap N/A, Floor 1.978%)	2.057(c)	03/15/37	116	115,424
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.406(c)	10/15/36	85	83,934
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.756(c)	10/15/36	128	125,581
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.606(c)	12/15/36	123	122,084

Commercial Mortgage Trust, Series 2014-UBS05, Class A4	3.838	09/10/47	400	417,840
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256(c)	05/15/36	100	99,906
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	529,594
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A2	2.320	03/15/53	600	588,668
GS Mortgage Securities Trust, Series 2017-GS06, Class A2	3.164	05/10/50	296	303,947
Morgan Stanley Capital I Trust, Series 2021-L07, Class A4	2.322	10/15/54	500	488,427

Total Commercial Mortgage-Backed Securities (cost $3,623,683)				3,523,618

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 42.2%
Aerospace & Defense 0.8%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	200	$202,600
Airlines 0.3%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	55	61,442
Auto Manufacturers 1.2%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	25	23,835
Sr. Unsec’d. Notes	5.291	12/08/46	165	181,038

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	60	76,568
				281,441
Auto Parts & Equipment 0.5%
American Axle & Manufacturing, Inc., Gtd. Notes	5.000	10/01/29	125	115,657
Banks 8.8%
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	125	122,973
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	310	316,921

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	200	190,885
Citigroup, Inc., Sr. Unsec’d. Notes	2.666(ff)	01/29/31	200	196,412
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223(ff)	05/01/29	300	323,831
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	124,393
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	320	318,377

Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	380	376,556
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	200	190,645
				2,160,993

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46		50	$59,369
Building Materials 1.0%
Owens Corning, Sr. Unsec’d. Notes	3.950	08/15/29		220	235,458
Commercial Services 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28		200	192,457
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		75	83,405
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116		100	116,541
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	100	107,204
Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48		100	118,097
					617,704
Diversified Financial Services 0.6%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28		60	58,799
OneMain Finance Corp., Gtd. Notes	5.375	11/15/29		80	81,302
					140,101
Electric 3.2%
Avangrid, Inc., Sr. Unsec’d. Notes	3.200	04/15/25		115	118,924
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/31		205	194,234
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	199,378

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Kallpa Generacion SA (Peru), Sr. Unsec’d. Notes, 144A	4.875%	05/24/26		200	$210,150
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		60	62,184
					784,870
Energy-Alternate Sources 1.6%
Azure Power Solar Energy Private Ltd. (India), Sr. Sec’d. Notes, EMTN	5.650	12/24/24		200	207,217
Greenko Dutch BV (India), Gtd. Notes	3.850	03/29/26		197	193,887
					401,104
Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	202,271
Foods 1.1%
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	100	121,832
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	100	151,937
					273,769
Forest Products & Paper 0.9%
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		200	225,376
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		55	58,251
Healthcare-Products 0.5%
Avantor Funding, Inc., Gtd. Notes	3.875	07/15/28	EUR	100	113,468

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 2.1%
Dartmouth-Hitchcock Health, Sec’d. Notes, Series B	4.178%	08/01/48	100	$114,534
HCA, Inc., Sr. Sec’d. Notes	5.000	03/15/24	145	153,721
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	100	102,119
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	4.375	01/15/30	50	48,244
Texas Health Resources, Sr. Unsec’d. Notes	2.328	11/15/50	100	86,530
				505,148
Home Builders 1.7%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	110	117,788
M/I Homes, Inc., Gtd. Notes	3.950	02/15/30	85	82,087
Taylor Morrison Communities, Inc., Sr. Unsec’d. Notes, 144A	5.125	08/01/30	205	212,871
				412,746
Housewares 0.3%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	85	82,435
Iron/Steel 0.4%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.250	01/15/31	90	91,624
Media 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	50	46,351
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	215	204,499

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52	60	55,016
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	45	52,732
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	55	56,668

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

ViacomCBS, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43		50	$63,605
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	3.750	07/15/30	EUR	100	106,623
					585,494
Oil & Gas 2.1%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.750	01/15/30		230	236,974
Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29		80	83,458
Lundin Energy Finance BV (Netherlands), Gtd. Notes, 144A	3.100	07/15/31		200	195,036
					515,468
Packaging & Containers 0.7%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	113,571
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27		60	62,971
					176,542
Pharmaceuticals 0.9%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29		25	20,128
Gtd. Notes, 144A	5.250	02/15/31		190	151,562

Viatris, Inc., Gtd. Notes	3.850	06/22/40		60	60,145
					231,835
Pipelines 0.6%
ONEOK, Inc., Gtd. Notes	4.450	09/01/49		140	145,573
Real Estate 0.9%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27		200	214,211

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 1.6%
Diversified Healthcare Trust, Gtd. Notes	4.375%	03/01/31		140	$126,482
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31		25	23,507
Welltower, Inc., Sr. Unsec’d. Notes	3.100	01/15/30		125	127,437
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30		110	119,010
					396,436
Retail 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31		60	59,203
Semiconductors 0.4%
Broadcom, Inc., Gtd. Notes, 144A	3.500	02/15/41		110	104,278
Software 0.4%
Autodesk, Inc., Sr. Unsec’d. Notes	2.400	12/15/31		90	86,058
Telecommunications 3.3%
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes	6.250	03/25/29		180	189,540
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	100	120,979
T-Mobile USA, Inc., Sr. Sec’d. Notes	4.375	04/15/40		155	166,812
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.500	09/18/30		375	339,509
					816,840

Total Corporate Bonds (cost $10,790,211)					10,357,765

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 1.4%
Indiana 0.3%
Indiana Finance Authority, Taxable, Revenue Bonds	3.051%	01/01/51	80	$79,671
Missouri 0.4%
Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A	3.229	05/15/50	100	106,816
Virginia 0.7%
University of Virginia, Taxable, Revenue Bonds, Series A	3.227	09/01/2119	165	160,529

Total Municipal Bonds (cost $355,262)				347,016
Residential Mortgage-Backed Securities 3.6%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	09/25/41	250	246,873
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.658(c)	07/25/28	387	387,287
Radnor Re Ltd. (Bermuda), Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.700(c)	12/27/33	250	250,000

Total Residential Mortgage-Backed Securities (cost $888,998)				884,160
U.S. Government Agency Obligations 2.0%
Federal National Mortgage Assoc.	2.500	TBA	250	248,954
Federal National Mortgage Assoc.	3.000	TBA	250	254,766

Total U.S. Government Agency Obligations (cost $503,208)				503,720
U.S. Treasury Obligations 17.0%
U.S. Treasury Bonds(k)	1.750	08/15/41	1,645	1,532,163
U.S. Treasury Bonds	2.000	08/15/51	205	200,003
U.S. Treasury Bonds	2.375	05/15/51	665	703,861
U.S. Treasury Notes	0.750	04/30/26	245	236,750

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Notes	0.750%	08/31/26	1,065	$1,025,479
U.S. Treasury Notes(k)	1.125	08/31/28	200	192,281
U.S. Treasury Strips Coupon	2.154(s)	05/15/43	455	277,675

Total U.S. Treasury Obligations (cost $4,269,043)				4,168,212

Total Long-Term Investments (cost $24,840,658)				24,176,373

	Shares
Short-Term Investment 2.8%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $677,559)	677,559	677,559

TOTAL INVESTMENTS 101.2% (cost $25,518,217)		24,853,932
Liabilities in excess of other assets(z) (1.2)%		(282,731)

Net Assets 100.0%		$24,571,201

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
EMTN—Euro Medium Term Note
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
36	5 Year U.S. Treasury Notes	Mar. 2022	$4,291,313	$(46,810)
3	20 Year U.S. Treasury Bonds	Mar. 2022	466,875	(388)
4	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	755,750	(12,151)
				(59,349)
Short Positions:
27	2 Year U.S. Treasury Notes	Mar. 2022	5,849,719	44,806
2	5 Year Euro-Bobl	Mar. 2022	297,130	3,998
1	10 Year Euro-Bund	Mar. 2022	189,987	5,212
6	10 Year U.S. Treasury Notes	Mar. 2022	767,812	(680)
1	10 Year U.S. Ultra Treasury Notes	Mar. 2022	142,828	991
1	Euro Schatz Index	Mar. 2022	125,686	308
				54,635
				$(4,714)
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/02/22	Morgan Stanley & Co. International PLC	GBP	321	$431,863	$431,449	$—	$(414)
Euro,
Expiring 02/02/22	BNP Paribas S.A.	EUR	914	1,030,433	1,026,511	—	(3,922)
				$1,462,296	$1,457,960	—	(4,336)

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/02/22	Citibank, N.A.	GBP	321	$434,775	$431,449	$3,326	$—
Expiring 03/02/22	Morgan Stanley & Co. International PLC	GBP	321	431,788	431,376	412	—
Euro,
Expiring 02/02/22	BNP Paribas S.A.	EUR	914	1,035,604	1,026,511	9,093	—
Expiring 03/02/22	BNP Paribas S.A.	EUR	914	1,031,020	1,027,044	3,976	—
				$2,933,187	$2,916,380	16,807	—
						$16,807	$(4,336)
Interest rate swap agreements outstanding at January 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	$(4,295)	$3,608	$7,903
	247	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	4,348	4,348
					$(4,295)	$7,956	$12,251

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).